Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Right-of-use Assets Related to Leased Properties and Recognized in Profit or Loss
Right-of-use assets related to leased properties that do not meet the definition of investment property.

2023	Hotel Equipment(1)	Offices	Vehicles	Total

Balance as of January 1,	$-	$-	$591,039	$591,039
Additions	203,886,899	17,094,898	2,247,946	223,229,743
Depreciation charge for the year	(3,929,118)	(1,840,989)	(1,013,584)	(6,783,691)

Balance as of December 31,	$199,957,781	$15,253,909	$1,825,401	$217,037,091

(1)
On November 8, 2023, Operadora Hotelera GI, S. A. de C. V. entered into a leasing agreement with Arrendadora Coppel, S.A.P.I. de C.V. for hotel equipment for a period of 5 years, rent payments are fixed throughout the contract.

2022	Vehicles

Balance as of January 1,	$1,131,681
Depreciation charge for the year	(540,642)

Balance as of December 31,	$591,039

2021	Vehicles

Balance as of January 1,	$1,430,449
Depreciation charge for the year	(536,173)
Addition to right-of-use-assets	237,405

Balance as of December 31,	$1,131,681

Amounts recognized in profit or loss

	For the Years Ended December 31,
	2023	2022	2021
Amounts recognized in profit and loss
Interest on lease liabilities	$3,282,685	$49,704	$77,665
Expenses related to short-term leases	1,506,962	319,498	319,498

	$4,789,647	$369,202	$397,163

Amounts recognized in the combined statement of cash flow

Total cash outflow	$19,175,084	$586,399	$581,924